Short-Term Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
Type of borrowings	June 30, 2025	Interest rate range
Bank collateralized borrowings	$12,187,029	2.805%-2.88%
	$12,187,029

Type of borrowings	December 31, 2024	Interest rate range
Bank collateralized borrowings	$15,073,458	2.78%-6.63%
	$15,073,458

Schedule of Short-Term and Long-Term Borrowing	Refer to tables below for details of short-term and long-term borrowing as of June 30, 2025 and December 31, 2024.
As of June 30, 2025
	Facility	Credit		Outstanding	Undrawn	Interest
Lender	Period	Facility	Type	Amount	Amount	Rate	Guarantor	Collateral
Lender A	12.2024-11.2025	$8,495,726	LC loan	$676,943		2.805%	None	Time deposit $1,500,000, Land, Buildings and Structures
			Short-Term Bank loan	3,020,513		2.805%	None	Same as above
			Letter of guarantee	1,068,513	3,729,757	-	None	Same as above
Lender A	03.2016-03.2031	3,247,863	Long-Term Bank loan	2,710,325		3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,709,402	Long-Term Bank loan	1,426,487		3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2026	341,880	Long-Term Bank loan	85,255		3.045%	None	None
Lender C	05.2024-05.2025*	6,495,726	Short-Term Bank loan	6,461,538	34,188	2.82%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	05.2019-03.2026	6,153,845	Long-Term Bank loan	661,050		2.51%	None	Same as above
Lender C	06.2023-08.2028	1,852,307	Long-Term Bank loan	1,024,157		2.52%	None	Same as above
Lender C	05.2024-07.2025	2,393,162	Short-Term Bank loan	2,028,035		2.88%	None	Time deposit $1,000,000
Lender C			Letter of guarantee	87,774	277,354	-	None	Same as above
Lender D	06.2024-06.2025*	8,000,000	Short-Term Bank loan				None	Time deposit $4,900,000
Lender D			Letter of guarantee	200,000	7,800,000	-	None	Same as above

*	Contracts under review and not yet signed.
As of December 31, 2024
	Facility	Credit		Outstanding	Undrawn	Interest	Guarantor
Lender	Period	Facility	Type	Amount	Amount	Rate	(Note 1)	Collateral
Lender A	12.2024-11.2025	$7,572,525	LC loan	$591,146		2.805%	None	Time deposit $1,500,000, Land, Buildings and Structures
			Short-Term Bank loan	2,692,284		2.805%	None	Same as above
			Letter of guarantee	1,131,157	3,157,938	-	None	Same as above
Lender A	09.2020-09.2025	914,188	Long-Term Bank loan	190,456		2.97%	Koh Sih-Ping	80% guaranteed by Taiwan SMEG
Lender A	03.2016-03.2031	2,894,929	Long-Term Bank loan	2,609,618		3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2031	1,523,647	Long-Term Bank loan	1,373,483		3.045%	None	Land, Buildings and Structures
Lender A	03.2016-03.2026	304,729	Long-Term Bank loan	131,972		3.045%	None	None
Lender B	04.2024-04.2025	3,656,753	Short-Term Bank loan	1,889,322	1,767,431	2.78%	None	Time deposit $2,300,000
Lender C	05.2024-05.2025	5,789,859	Short-Term Bank loan	5,759,386	30,473	2.82%	None	Time deposit $500,000, Land, Buildings and Structures
Lender C	05.2019-03.2026	5,485,129	Long-Term Bank loan	982,027		2.51%	None	Same as above
Lender C	06.2023-08.2028	1,651,024	Long-Term Bank loan	1,057,003		2.52%	None	Same as above
Lender C	05.2024-07.2025	2,133,106	Short-Term Bank loan	1,807,655		2.88%	None	Time deposit $1,000,000
Lender C			Letter of guarantee	78,236	247,215	-	None	Same as above
Lender D	06.2024-06.2025	8,000,000	Short-Term Bank loan	2,333,665		6.63%	None	Time deposit $2,550,000
Lender D			Letter of guarantee	200,000	5,466,335	-	None	Same as above

Note 1:	Koh Sih-Ping retired as the Director and CEO of the Company on September 9, 2022. After his departure from the Company, Koh Sih-Ping is still the guarantor for one of the long-term loan.